Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic devices	175,633	229,328
Vehicle	2,839	7,323
Furniture and office equipment	79,644	139,886
Leasehold improvement	237,610	444,044
Machinery	25,637	50,355
Buildings	201,129	201,129

Total	722,492	1,072,065

Accumulated depreciation and amortization	(292,403)	(419,179)

Property and equipment, net	430,089	652,886

Depreciation and amortization expenses were RMB75,775,RMB98,046 and RMB 135,497 for the years ended December 31, 2019, 2020 and 2021, respectively.